Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1) (a)	Summary Compensation Table Total for PEO(2)(3) (b)	Compensation Actually Paid to PEO(2)(4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(5) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6) (f)	Net Income (Loss)(7) (g)
2025	$360,044	$280,318	$245,154	$210,982	$0.58	$(6,383,000)
2024(8)	565,069	570,146	373,553	375,671	0.89	(6,184,000)
2023(9)	343,044	340,000	222,732	161,155	3.16	(7,710,000)

Named Executive Officers, Footnote		The PEO reflected in columns (b) and (c) represents Joel. L. Fruendt. The non-PEO NEOs reflected in columns (d) and (e) for each of 2023, 2024 and 2025 are as follows: 2025: Thomas C. Chesterman and Michael Edell; 2024: Thomas C. Chesterman; and 2023: Thomas C. Chesterman and Nicole C. Williams.The dollar amounts reported in columns (b) are the amounts of total compensation reported for Mr. Fruendt (our current President and Chief Executive Officer since November 14, 2022) (“PEO”) for each corresponding year in the “Total” column for the applicable Summary Compensation Table.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Mr. Fruendt as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fruendt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Mr. Fruendt’s total compensation for each year to determine the compensation actually paid are shown in the “Adjustments to Compensation Actually Paid” table below.

	FY2025
	PEO	Non-PEO NEO
Total from Summary Compensation Table	$360,044	$245,154
Adjustments for stock and option awards:
Deduct: Summary Compensation Table amounts (1)	—	—
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year (2)	—	—
Add (deduct): Change in fair value of equity granted in prior year that is outstanding at beginning and end of fiscal year (2)	(59,774)	(25,618)
Add (deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year (2)	(19,952)	(8,554)
Total adjustments for stock and option awards	(79,726)	(34,172)
Compensation actually paid (as calculated)	$280,318	$210,982
____________
(1)The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Option Awards” columns, as applicable, in the 2025 Summary Compensation Table.
(2)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
(3)The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount		$ 245,154	$ 373,553	$ 222,732
Non-PEO NEO Average Compensation Actually Paid Amount		$ 210,982	375,671	161,155
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the “compensation actually paid” to the Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid are shown in the “Adjustments to Compensation Actually Paid” table below.

	FY2025
	PEO	Non-PEO NEO
Total from Summary Compensation Table	$360,044	$245,154
Adjustments for stock and option awards:
Deduct: Summary Compensation Table amounts (1)	—	—
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year (2)	—	—
Add (deduct): Change in fair value of equity granted in prior year that is outstanding at beginning and end of fiscal year (2)	(59,774)	(25,618)
Add (deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year (2)	(19,952)	(8,554)
Total adjustments for stock and option awards	(79,726)	(34,172)
Compensation actually paid (as calculated)	$280,318	$210,982
____________
(1)The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Option Awards” columns, as applicable, in the 2025 Summary Compensation Table.
(2)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
(3)The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Total Shareholder Return Amount		$ 0.58	0.89	3.16
Net Income (Loss)		$ (6,383,000)	$ (6,184,000)	$ (7,710,000)
PEO Name	Mr. Fruendt	Mr. Fruendt	Mr. Fruendt	Mr. Fruendt
Additional 402(v) Disclosure		We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, as amended (the “Securities Act”), and as such, we are only required to include information for the past three fiscal years in this table for this proxy statement.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022. Historic stock price performance is not necessarily indicative of future stock price performance.he dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.The amounts reported for 2024 have been revised from those previously disclosed to reflect updates to the Summary Compensation Table totals, as further described in footnote 1 to the 2025 Summary Compensation Table.The amounts reported for 2023 have been revised from those previously disclosed to reflect the inclusion of an additional non-PEO NEO, Nicole C. Williams, who was inadvertently excluded from the Pay v. Performance table.
Mr Fruendt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 360,044	$ 565,069	$ 343,044
PEO Actually Paid Compensation Amount		280,318	$ 570,146	$ 340,000
PEO | Mr Fruendt [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(79,726)
PEO | Mr Fruendt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr Fruendt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr Fruendt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(59,774)
PEO | Mr Fruendt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,952)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,172)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(25,618)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,554)